Non-controlling Interests (Details 2) $ in Thousands, in Thousands	12 Months Ended
	Dec. 31, 2019 CLF ( )	Dec. 31, 2018 CLF ( )	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Disclosure of Non-controlling interests [Line Items]
Current assets			$ 789,281,758	$ 941,007,259
Total non-current assets			1,564,408,956	1,464,857,657
Current liabilities			483,281,996	645,724,245
Non-current liabilities			427,481,495	371,024,728
Dividends paid |	10,969,709	3,212,105
Non-controlling interests [member]
Disclosure of Non-controlling interests [Line Items]
Current assets			762,824,893	711,482,809
Total non-current assets			922,672,059	829,511,196
Current liabilities			438,802,486	399,409,388
Non-current liabilities			$ 207,501,667	$ 149,602,171